Financial Risk Management - Percentage of revenues (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer A and Its Affiliates [Member]
IFRS Statement [Line Items]
Percentage of entity's revenue	32.60%	29.50%	28.10%
Customer B and Its Affiliates [Member]
IFRS Statement [Line Items]
Percentage of entity's revenue	6.60%	8.90%	12.60%
Customer C [Member]
IFRS Statement [Line Items]
Percentage of entity's revenue	12.70%	5.60%	5.70%